Income tax and tax loss carryforwards, Results for the year (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Results for the year [Abstract]
Combined tax (losses) profits	$ 95,867		$ 28,348	$ 1,846,311
Income tax recognized	$ 64,575		$ 4,799	$ 516,732
Enacted Income Tax Law rate	30.00%		30.00%	30.00%
Provision for income tax recognized in statement of profit or loss [Abstract]
Income tax	$ (14,512)		$ (4,799)	$ (3,000)
Income tax (agreement)	(85,196)	[1]	0	0
Deferred income tax	35,133		0	(513,732)
Total income tax expense	(64,575)		(4,799)	$ (516,732)
Taxes payable, periodic payment	2,600
Grupo TMM and Subsidiaries [Member]
Results for the year [Abstract]
Combined tax (losses) profits	(397,746)		157,448
Subsidiaries [Member]
Results for the year [Abstract]
Income tax recognized	48,373		15,997
Provision for income tax recognized in statement of profit or loss [Abstract]
Total income tax expense	$ (48,373)		$ (15,997)

[1]	During 2019, Grupo TMM agreed with the Tax Administration Service to resolve the Company's outstanding tax liabilities for the fiscal year 2010 through payment of 2.6 million pesos over a period of 36 months beginning in November 2019.